Shareholder Fees - Investor Class and Class H - Precious Metals Fund	Aug. 01, 2021 USD ($)
Investor Class
Shareholder Fees:
SHAREHOLDER FEES(fees paid directly from your investment)
Class H
Shareholder Fees:
SHAREHOLDER FEES(fees paid directly from your investment)